UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2022

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance
Senior Income Trust (EVF)
Semiannual Report
December 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2022
Eaton Vance
Senior Income Trust

Eaton Vance
Senior Income Trust
December 31, 2022
Performance

Portfolio Manager(s) John Redding, Andrew N. Sveen, CFA, Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	2.57%	(7.06)%	2.90%	4.34%
Fund at Market Price	—	1.86	(14.74)	2.46	2.89

Morningstar® LSTA® US Leveraged Loan IndexSM	—	4.14%	(0.60)%	3.31%	3.67%
% Premium/Discount to NAV[3]
As of period end	(10.53)%
Distributions [4]
Total Distributions per share for the period	$0.296
Distribution Rate at NAV	10.19%
Distribution Rate at Market Price	11.39
% Total Leverage[5]
Auction Preferred Shares (APS)	23.65%
Borrowings	11.32
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Income Trust
December 31, 2022
Fund Profile

Top 10 Issuers (% of total investments)[1]
Virgin Media SFA Finance Limited	1.1%
Banff Merger Sub, Inc.	1.1
Hyland Software, Inc.	1.1
Carnival Corporation	1.1
RealPage, Inc.	1.0
EnergySolutions, LLC	1.0
Uber Technologies, Inc.	0.9
Asurion, LLC	0.9
Numericable Group S.A.	0.9
Electro Rent Corporation	0.9
Total	10.0%
Top 10 Industries (% of total investments) [1]
Software	15.9%
Health Care Providers & Services	4.6
Chemicals	4.2
Machinery	4.1
Commercial Services & Supplies	3.7
Specialty Retail	3.1
IT Services	3.0
Trading Companies & Distributors	3.0
Diversified Telecommunication Services	2.7
Health Care Technology	2.5
Total	46.8%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Income Trust
December 31, 2022
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Prior to August 29, 2022, the index name was S&P/LSTA Leveraged Loan Index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five- and ten-year periods, as applicable, is the impact of the 2017 and 2019 tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference, respectively. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2021 tender offer by the Fund for a portion of its common shares at 99% of the Fund’s NAV. Had this tender offer not occurred, the total return at NAV would be lower for the Fund. See Note 6 to the Financial Statements for additional details.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective March 31, 2023, Sarah A. Choi, Catherine C. McDermott, Daniel P. McElaney and Andrew N. Sveen are the portfolio managers of the Fund.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.9%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.456%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	$1,000	$ 804,560
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 10.929%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	474,321
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 11.099%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	680,387
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	456,618
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.373%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,000	927,281
Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	346,190
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 10.511%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	500,645
Series 2015-5A, Class DR, 10.943%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	403,216
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 10.743%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	500	449,447
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 10.724%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(2)	500	417,841
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 9.493%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	422,978
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 9.993%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	483,154
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 10.743%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	500	465,516
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 9.929%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	408,282
Series 2019-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	451,490
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.025%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	441,066
RAD CLO 7, Ltd., Series 2020-7A, Class E, 10.579%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	536,512
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	300	249,770
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 11.079%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	464,541
Security	Principal Amount (000's omitted)	Value
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 10.433%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	$375	$ 291,810
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 11.013%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	500	416,164
Voya CLO, Ltd., Series 2013-1A, Class DR, 10.559%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	1,000	693,693
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 11.319%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	504,382
Total Asset-Backed Securities (identified cost $13,018,344)		$ 11,289,864

Closed-End Funds — 3.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$ 556,244
Invesco Senior Income Trust	178,510	683,693
Nuveen Credit Strategies Income Fund	180,539	918,944
Nuveen Floating Rate Income Fund	73,198	579,728
Nuveen Floating Rate Income Opportunity Fund	51,054	398,732
Total Closed-End Funds (identified cost $4,361,230)		$ 3,137,341

Common Stocks — 1.0%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	28	$ 123,550
		$ 123,550
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(5)	85	$ 43
Skillsoft Corp.(4)(5)	25,137	32,678
		$ 32,721
Investment Companies — 0.1%
Aegletes B.V.(5)	6,311	$ 118,726
		$ 118,726
Oil and Gas — 0.3%
Nine Point Energy Holdings, Inc.(3)(4)(7)	325	$ 0
QuarterNorth Energy, Inc.(5)	1,843	253,412
		$ 253,412

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.(4)(5)	42,539	$ 44,666
Cumulus Media, Inc., Class A(4)(5)	18,865	117,151
iHeartMedia, Inc., Class A(4)(5)	18,090	110,892
		$ 272,709
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Pet Holding Corp.(3)(4)(5)	269	$ 17,719
		$ 17,719
Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 194,038
		$ 194,038
Total Common Stocks (identified cost $2,005,622)		$ 1,012,875

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	28	$ 21
		$ 21
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(3)(4)(7)	5	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $5,829)		$ 21

Corporate Bonds — 7.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.875%, 5/1/29	$135	$ 117,926
		$ 117,926
Automotive — 0.5%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 489,278
		$ 489,278
Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$135	$ 121,067
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	121,682
		$ 242,749
Business Equipment and Services — 1.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$500	$ 481,406
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	325	319,810
5.75%, 4/15/26(1)	325	313,527
		$ 1,114,743
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$135	$ 111,835
		$ 111,835
Chemicals and Plastics — 0.5%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$500	$ 484,896
		$ 484,896
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 126,495
		$ 126,495
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$135	$ 121,234
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	283,587
		$ 404,821
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 108,422
		$ 108,422
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 110,863
		$ 110,863
Entertainment — 0.5%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$500	$ 492,305
		$ 492,305

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial Intermediaries — 0.4%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$500	$ 440,260
		$ 440,260
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$135	$ 113,561
		$ 113,561
Health Care — 0.8%
Centene Corp., 3.375%, 2/15/30	$135	$ 114,429
LifePoint Health, Inc., 5.375%, 1/15/29(1)	135	76,470
Tenet Healthcare Corp., 6.875%, 11/15/31	500	451,233
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	135	119,971
		$ 762,103
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 113,617
		$ 113,617
Insurance — 0.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$135	$ 121,636
		$ 121,636
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$135	$ 110,261
		$ 110,261
Media — 0.6%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$135	$ 25,613
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(1)	0 (8)	5
5.375%, 8/15/26(1)	1,407	167,081
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	94,283
8.375%, 5/1/27	185	158,074
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	135	117,750
		$ 562,806
Oil and Gas — 0.1%
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	$135	$ 123,102
		$ 123,102
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$135	$ 110,626
		$ 110,626
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$135	$ 117,476
		$ 117,476
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$135	$ 109,144
		$ 109,144
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 99,739
		$ 99,739
Utilities — 0.4%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$500	$ 381,011
		$ 381,011
Wireless Telecommunication Services — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$275	$ 236,934
		$ 236,934
Total Corporate Bonds (identified cost $8,793,045)		$ 7,206,609

Senior Floating-Rate Loans — 128.6%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.0%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	$ 674,049
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	179	172,833
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.23%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		203	158,475
WP CPP Holdings, LLC, Term Loan, 8.17%, (3 mo. USD LIBOR + 3.75%), 4/30/25		1,167	1,022,695
			$ 2,028,052

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 1.2%
American Airlines, Inc., Term Loan, 8.993%, (3 mo. USD LIBOR + 4.75%), 4/20/28		925	$ 922,109
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27		315	324,713
			$ 1,246,822
Auto Components — 2.9%
Chassix, Inc., Term Loan, 9.813%, (6 mo. USD LIBOR + 5.50%), 11/15/23		618	$ 526,033
Clarios Global, L.P., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/30/26		930	914,672
DexKo Global, Inc.:
Term Loan, 6.068%, (EURIBOR + 4.00%), 10/4/28(10)	EUR	134	119,463
Term Loan, 6.202%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	22	19,222
Term Loan, 6.202%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	70	62,124
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28		199	178,619
Term Loan, 11.08%, (SOFR + 6.50%), 10/4/28		200	187,000
Garrett LX I S.a.r.l., Term Loan, 7.67%, (3 mo. USD LIBOR + 3.25%), 4/30/28		346	337,849
LTI Holdings, Inc., Term Loan, 9.134%, (1 mo. USD LIBOR + 4.75%), 7/24/26		272	260,548
Truck Hero, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 1/31/28		499	430,289
			$ 3,035,819
Automobiles — 0.7%
MajorDrive Holdings IV, LLC:
Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28		320	$ 302,018
Term Loan, 10.054%, (SOFR + 5.65%), 6/1/29		422	404,940
			$ 706,958
Beverages — 1.2%
Arterra Wines Canada, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/24/27		490	$ 460,345
City Brewing Company, LLC, Term Loan, 7.792%, (1 mo. USD LIBOR + 3.50%), 4/5/28		321	144,255
Triton Water Holdings, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 3/31/28		739	689,439
			$ 1,294,039
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.50%), 3/12/26		182	$ 175,164
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.388%, (1 mo. USD LIBOR + 4.00%), 10/13/28		124	$ 116,480
			$ 291,644
Building Products — 1.8%
Cornerstone Building Brands, Inc., Term Loan, 7.568%, (1 mo. USD LIBOR + 3.25%), 4/12/28		911	$ 822,147
LHS Borrower, LLC, Term Loan, 9.05%, (SOFR + 4.75%), 2/16/29		466	381,926
MI Windows and Doors, LLC, Term Loan, 7.923%, (SOFR + 3.50%), 12/18/27		138	136,283
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29		224	212,775
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28		284	280,501
			$ 1,833,632
Capital Markets — 3.2%
Advisor Group, Inc., Term Loan, 7/31/26(11)		500	$ 490,312
AllSpring Buyer, LLC, Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 11/1/28		396	390,917
Aretec Group, Inc., Term Loan, 10/1/25(11)		748	733,091
Edelman Financial Center, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 4/7/28		443	415,943
EIG Management Company, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 2/22/25		119	116,689
Focus Financial Partners, LLC, Term Loan, 6.823%, (1 mo. USD LIBOR + 2.50%), 6/30/28		493	485,546
Hudson River Trading, LLC, Term Loan, 7.438%, (SOFR + 3.00%), 3/20/28		542	513,496
Mariner Wealth Advisors, LLC, Term Loan, 8.078%, (SOFR + 3.25%), 8/18/28		123	118,368
			$ 3,264,362
Chemicals — 6.4%
Aruba Investments, Inc.:
Term Loan, 5.91%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	246	$ 253,727
Term Loan, 8.139%, (1 mo. USD LIBOR + 4.00%), 11/24/27		344	335,013
Charter NEX US, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 12/1/27		221	214,983
Chemours Company (The), Term Loan, 3.90%, (1 mo. EURIBOR + 2.00%), 4/3/25	EUR	276	286,872
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27		368	268,959
Gemini HDPE, LLC, Term Loan, 7.42%, (3 mo. USD LIBOR + 3.00%), 12/31/27		347	343,392

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28		443	$ 370,114
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 8/28/26		99	96,410
INEOS Finance PLC, Term Loan, 4.648%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	175	176,850
INEOS Styrolution US Holding, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 1/29/26		985	970,225
INEOS US Finance, LLC:
Term Loan, 11/8/27(11)		500	493,281
Term Loan, 6.923%, (SOFR + 2.50%), 11/8/28		149	143,757
Kraton Corporation, Term Loan, 8.04%, (SOFR + 3.25%), 3/15/29		124	123,345
Lonza Group AG, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28		715	659,539
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 9/29/27		270	264,819
Momentive Performance Materials, Inc., Term Loan, 7.64%, (1 mo. USD LIBOR + 3.25%), 5/15/24		217	216,582
Olympus Water US Holding Corporation, Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 11/9/28		693	667,109
Orion Engineered Carbons GmbH, Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 9/24/28		99	97,022
Rohm Holding GmbH, Term Loan, 8.371%, (3 mo. USD LIBOR + 4.75%), 7/31/26		443	371,675
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28		297	292,313
			$ 6,645,987
Commercial Services & Supplies — 5.6%
Allied Universal Holdco, LLC, Term Loan, 8.173%, (1 mo. USD LIBOR + 3.75%), 5/12/28		997	$ 948,723
Belfor Holdings, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 4/6/26		241	239,843
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,673	1,562,987
Garda World Security Corporation, Term Loan, 8.93%, (3 mo. USD LIBOR + 4.25%), 10/30/26		495	482,826
GFL Environmental, Inc., Term Loan, 7.415%, (3 mo. USD LIBOR + 3.00%), 5/30/25		25	24,531
LABL, Inc., Term Loan, 9.384%, (1 mo. USD LIBOR + 5.00%), 10/29/28		173	165,075
Monitronics International, Inc., Term Loan, 11.915%, (3 mo. USD LIBOR + 6.50%), 3/29/24		354	238,371
PECF USS Intermediate Holding III Corporation, Term Loan, 8.634%, (1 mo. USD LIBOR + 4.25%), 12/15/28		446	373,060
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC:
DIP Loan, 11.839%, (SOFR + 12.00%), 3/28/23(10)	43	$ 43,488
DIP Loan, 16.323%, (SOFR + 12.00%), 9/29/23	60	60,159
Term Loan, 0.00%, 3/1/25(12)	325	39,075
SITEL Worldwide Corporation, Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 8/28/28	891	882,319
Tempo Acquisition, LLC, Term Loan, 7.323%, (SOFR + 3.00%), 8/31/28	499	497,702
TruGreen Limited Partnership, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 11/2/27	294	260,190
		$ 5,818,349
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 9.384%, (1 mo. USD LIBOR + 5.00%), 11/1/28	88	$ 87,065
		$ 87,065
Construction Materials — 1.0%
Quikrete Holdings, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/11/28	993	$ 986,091
		$ 986,091
Containers & Packaging — 2.2%
Berlin Packaging, LLC, Term Loan, 7.912%, (USD LIBOR + 3.75%), 3/11/28(10)	321	$ 309,504
BWAY Holding Company, Term Loan, 4/3/24(11)	500	489,063
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.598%, (SOFR + 4.18%), 4/13/29	648	619,055
Pregis TopCo Corporation, Term Loan, 8.188%, (1 mo. USD LIBOR + 3.75%), 7/31/26	291	283,761
Pretium PKG Holdings, Inc.:
Term Loan, 7.989%, (3 mo. USD LIBOR + 4.00%), 10/2/28	149	118,747
Term Loan - Second Lien, 10.989%, (3 mo. USD LIBOR + 6.75%), 10/1/29	100	62,375
Trident TPI Holdings, Inc., Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 10/17/24	357	353,274
		$ 2,235,779
Distributors — 1.2%
Autokiniton US Holdings, Inc., Term Loan, 8.792%, (1 mo. USD LIBOR + 4.50%), 4/6/28	739	$ 716,587
Phillips Feed Service, Inc., Term Loan, 11.354%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)	49	39,419
White Cap Buyer, LLC, Term Loan, 10/19/27(11)	500	484,410
		$ 1,240,416

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.0%
Ascend Learning, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/11/28		173	$ 164,222
KUEHG Corp.:
Term Loan, 2/21/25(11)		500	481,484
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 8/22/25		200	192,625
Sotheby's, Term Loan, 8.579%, (3 mo. USD LIBOR + 4.50%), 1/15/27		204	199,397
			$ 1,037,728
Diversified Financial Services — 0.8%
Concorde Midco Ltd., Term Loan, 5.16%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 252,225
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	275	281,586
Zephyr Bidco Limited, Term Loan, 8.21%, (SONIA + 4.75%), 7/23/25	GBP	350	344,430
			$ 878,241
Diversified Telecommunication Services — 4.1%
Altice France S.A.:
Term Loan, 7.767%, (3 mo. USD LIBOR + 3.69%), 1/31/26		335	$ 311,143
Term Loan, 8.65%, (3 mo. USD LIBOR + 4.00%), 8/14/26		987	923,804
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25		186	187,037
Term Loan - Second Lien, 12.979%, (3 mo. USD LIBOR + 8.25%), 6.229% cash, 6.75% PIK, 3/23/26		404	304,570
Numericable Group S.A., Term Loan, 4.605%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	213	216,765
Virgin Media Bristol, LLC, Term Loan, 7.568%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,825	1,809,316
Ziggo B.V., Term Loan, 3.764%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	500	496,025
			$ 4,248,660
Electronic Equipment, Instruments & Components — 1.6%
Chamberlain Group, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 11/3/28		396	$ 374,633
Creation Technologies, Inc., Term Loan, 9.248%, (3 mo. USD LIBOR + 5.50%), 10/5/28		399	320,994
Mirion Technologies, Inc., Term Loan, 7.48%, (6 mo. USD LIBOR + 2.75%), 10/20/28		173	170,525
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25		500	$ 460,000
Verisure Holding AB, Term Loan, 5.378%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	375	374,657
			$ 1,700,809
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 15.689%, (1 mo. USD LIBOR + 13.00%), 12/29/23(13)		24	$ 11,910
			$ 11,910
Engineering & Construction — 1.6%
Amentum Government Services Holdings, LLC, Term Loan, 8.638%, (SOFR + 4.00%), 2/15/29(10)		174	$ 169,990
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27		270	263,099
Northstar Group Services, Inc., Term Loan, 9.938%, (1 mo. USD LIBOR + 5.50%), 11/12/26		593	585,708
USIC Holdings, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/12/28		691	661,728
			$ 1,680,525
Entertainment — 3.3%
AMC Entertainment Holdings, Inc., Term Loan, 7.274%, (1 mo. USD LIBOR + 3.00%), 4/22/26		818	$ 445,586
Crown Finance US, Inc.:
DIP Loan, 14.407%, (SOFR + 10.00%), 9/7/23		762	751,451
Term Loan, 0.00%, 9/30/26(12)		682	125,780
EP Purchaser, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/6/28		99	98,382
Renaissance Holding Corp., Term Loan - Second Lien, 11.384%, (1 mo. USD LIBOR + 7.00%), 5/29/26		1,075	1,005,125
Vue International Bidco PLC:
Term Loan, 6.264%, (1 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,333	813,096
Term Loan, 9.766%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	145,933
			$ 3,385,353
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 9.139%, (1 mo. USD LIBOR + 4.75%), 10/1/25		148	$ 125,351
CHG PPC Parent, LLC, Term Loan, 7.438%, (1 mo. USD LIBOR + 3.00%), 12/8/28		124	120,341
Monogram Food Solutions, LLC, Term Loan, 8.438%, (1 mo. USD LIBOR + 4.00%), 8/28/28		124	119,728

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Shearer's Foods, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 9/23/27		196	$ 186,911
Sovos Brands Intermediate, Inc., Term Loan, 7.915%, (3 mo. USD LIBOR + 3.50%), 6/8/28		269	263,576
United Petfood Group B.V., Term Loan, 4.558%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	350	352,802
			$ 1,168,709
Gas Utilities — 1.0%
CQP Holdco, L.P., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 6/5/28		1,011	$ 1,008,105
			$ 1,008,105
Health Care Equipment & Supplies — 2.6%
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28		396	$ 382,140
CryoLife, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27		214	198,788
Gloves Buyer, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/29/27		692	622,442
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28		741	545,511
Medline Borrower, L.P., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 10/23/28		993	944,797
			$ 2,693,678
Health Care Providers & Services — 7.0%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28		272	$ 268,847
Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	125	121,162
BW NHHC Holdco, Inc.:
Term Loan, 12.008%, (SOFR + 7.50%), 1/15/26		214	203,333
Term Loan, 12.508%, (SOFR + 8.00%), 1/15/26		1,037	678,963
Cano Health, LLC, Term Loan, 8.423%, (SOFR + 4.00%), 11/23/27		988	794,192
CCRR Parent, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 3/6/28		246	235,151
Cerba Healthcare S.A.S.:
Term Loan, 5.148%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	125	125,109
Term Loan, 5.898%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	150	152,138
CHG Healthcare Services, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 9/29/28		272	266,282
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Covis Finco S.a.r.l., Term Loan, 10.80%, (SOFR + 6.50%), 2/18/27		241	$ 162,422
Electron BidCo, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 11/1/28		199	193,538
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.88%), 3/31/27		134	119,876
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27		948	308,002
IVC Acquisition, Ltd., Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	400	400,482
LSCS Holdings, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 12/16/28		173	165,670
Medical Solutions Holdings, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 11/1/28		348	326,783
Option Care Health, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 10/27/28		99	98,484
Pacific Dental Services, LLC, Term Loan, 7.854%, (1 mo. USD LIBOR + 3.50%), 5/5/28		271	264,498
Pediatric Associates Holding Company, LLC:
Term Loan, 5.434%, (1 mo. USD LIBOR + 3.25%), 12/29/28(13)		20	18,704
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/29/28		129	122,983
Phoenix Guarantor, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/5/26		739	694,726
Radiology Partners, Inc., Term Loan, 8.639%, (1 mo. USD LIBOR + 4.25%), 7/9/25		150	126,375
Sound Inpatient Physicians, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/27/25		215	175,660
Surgery Center Holdings, Inc., Term Loan, 8.05%, (3 mo. USD LIBOR + 3.75%), 8/31/26		645	637,942
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	156,252
U.S. Anesthesia Partners, Inc., Term Loan, 8.37%, (1 mo. USD LIBOR + 4.25%), 10/1/28		272	258,663
WP CityMD Bidco, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/22/28		174	173,538
			$ 7,249,775
Health Care Technology — 3.9%
Bracket Intermediate Holding Corp., Term Loan, 7.991%, (3 mo. USD LIBOR + 4.25%), 9/5/25		407	$ 387,862
Certara, L.P., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 8/15/26		474	467,608
eResearchTechnology, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 2/4/27		147	130,901
Imprivata, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 12/1/27		987	952,630

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
MedAssets Software Intermediate Holdings, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/18/28		273	$ 231,656
PointClickCare Technologies, Inc., Term Loan, 7.75%, (6 mo. USD LIBOR + 3.00%), 12/29/27		295	287,381
Project Ruby Ultimate Parent Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/10/28		540	512,140
Symplr Software, Inc., Term Loan, 8.694%, (SOFR + 4.50%), 12/22/27		442	371,697
Verscend Holding Corp., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 8/27/25		701	697,947
			$ 4,039,822
Hotels, Restaurants & Leisure — 3.3%
Carnival Corporation:
Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/30/25		609	$ 585,000
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 10/18/28		1,141	1,070,626
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24		394	356,605
Dave & Buster's, Inc., Term Loan, 9.438%, (SOFR + 5.00%), 6/29/29		200	199,063
Great Canadian Gaming Corporation, Term Loan, 8.753%, (3 mo. USD LIBOR + 4.00%), 11/1/26		448	440,847
Oravel Stays Singapore Pte, Ltd., Term Loan, 12.98%, (3 mo. USD LIBOR + 8.25%), 6/23/26		271	237,016
Playa Resorts Holding B.V., Term Loan, 8.576%, (SOFR + 4.25%), 1/5/29		350	341,687
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.438%, (1 mo. USD LIBOR + 3.00%), 8/25/28		222	218,832
			$ 3,449,676
Household Durables — 2.0%
Libbey Glass, Inc., Term Loan, 12.951%, (SOFR + 8.50%), 11/22/27		285	$ 266,677
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		514	509,345
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		1,178	558,293
Solis IV B.V., Term Loan, 5.898%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	750	710,511
			$ 2,044,826
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26		99	$ 96,278
			$ 96,278
Industrial Conglomerates — 0.5%
SPX Flow, Inc., Term Loan, 8.923%, (SOFR + 3.75%), 4/5/29		599	$ 558,475
			$ 558,475
Insurance — 1.2%
AssuredPartners, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/12/27		691	$ 672,953
NFP Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 2/15/27		591	566,807
			$ 1,239,760
Interactive Media & Services — 2.0%
Arches Buyer, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/6/27		800	$ 742,417
Buzz Finco, LLC:
Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 1/29/27		267	264,094
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 1/29/27		27	26,639
Camelot U.S. Acquisition, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 10/30/26		482	475,846
Getty Images, Inc., Term Loan, 8.938%, (1 mo. USD LIBOR + 4.50%), 2/19/26		529	526,720
			$ 2,035,716
Internet & Direct Marketing Retail — 1.3%
Adevinta ASA:
Term Loan, 5.202%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	470	$ 493,240
Term Loan, 7.48%, (3 mo. USD LIBOR + 3.00%), 6/26/28		148	146,503
CNT Holdings I Corp., Term Loan, 7.239%, (SOFR + 3.50%), 11/8/27		689	668,794
			$ 1,308,537
IT Services — 4.7%
Asurion, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26		997	$ 890,408
Term Loan - Second Lien, 9.634%, (1 mo. USD LIBOR + 5.25%), 1/31/28		750	588,375

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Endure Digital, Inc., Term Loan, 7.717%, (1 mo. USD LIBOR + 3.50%), 2/10/28		997	$ 900,215
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27		748	709,752
Indy US Bidco, LLC:
Term Loan, 5.648%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	197	193,318
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/5/28		344	300,623
NAB Holdings, LLC, Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28		297	289,946
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28		741	466,255
Skopima Merger Sub, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 5/12/28		518	490,572
			$ 4,829,464
Leisure Products — 0.8%
Amer Sports Oyj, Term Loan, 5.131%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	800	$ 800,696
			$ 800,696
Life Sciences Tools & Services — 1.3%
Cambrex Corporation, Term Loan, 7.923%, (SOFR + 3.50%), 12/4/26		145	$ 140,843
Curia Global, Inc., Term Loan, 8.165%, (3 mo. USD LIBOR + 3.75%), 8/30/26		677	558,990
LGC Group Holdings, Ltd., Term Loan, 4.648%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	225	223,209
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 4/21/27		146	137,697
Sotera Health Holdings, LLC, Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 12/11/26		300	278,812
			$ 1,339,551
Machinery — 6.3%
AI Aqua Merger Sub, Inc., Term Loan, 7.967%, (SOFR + 3.75%), 7/31/28		597	$ 562,673
Albion Financing 3 S.a.r.l., Term Loan, 9.575%, (3 mo. USD LIBOR + 5.25%), 8/17/26		396	375,870
Alliance Laundry Systems, LLC, Term Loan, 7.409%, (3 mo. USD LIBOR + 3.50%), 10/8/27		533	523,111
American Trailer World Corp., Term Loan, 8.173%, (SOFR + 3.75%), 3/3/28		255	221,649
Apex Tool Group, LLC, Term Loan, 9.667%, (SOFR + 5.25%), 2/8/29		349	303,192
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28		593	500,663
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Delachaux Group S.A., Term Loan, 8.915%, (3 mo. USD LIBOR + 4.50%), 4/16/26		210	$ 190,389
Engineered Machinery Holdings, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.50%), 5/19/28		887	860,669
Filtration Group Corporation, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 10/21/28		173	170,081
Gates Global, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 3/31/27		763	748,766
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26		539	539,922
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28		199	184,206
Illuminate Buyer, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 6/30/27		201	192,861
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25		499	467,454
TK Elevator Topco GmbH, Term Loan, 4.256%, (1 mo. EURIBOR +3.63%), 7/29/27	EUR	150	152,854
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		195	188,389
Zephyr German BidCo GmbH, Term Loan, 5.393%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	300	296,247
			$ 6,478,996
Media — 1.9%
Diamond Sports Group, LLC, Term Loan, 12.317%, (SOFR + 8.10%), 5/25/26		235	$ 220,785
Gray Television, Inc.:
Term Loan, 6.62%, (1 mo. USD LIBOR + 2.50%), 1/2/26		276	269,576
Term Loan, 6.665%, (1 mo. USD LIBOR + 2.50%), 2/7/24		57	57,487
Term Loan, 7.12%, (1 mo. USD LIBOR + 3.00%), 12/1/28		248	240,738
Hubbard Radio, LLC, Term Loan, 8.64%, (1 mo. USD LIBOR + 4.25%), 3/28/25		212	187,926
Nexstar Broadcasting, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 9/18/26		127	126,533
Sinclair Television Group, Inc., Term Loan, 6.89%, (1 mo. USD LIBOR + 2.50%), 9/30/26		290	277,552
Univision Communications, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/15/26		591	582,874
			$ 1,963,471
Metals/Mining — 0.7%
Dynacast International, LLC, Term Loan, 13.699%, (3 mo. USD LIBOR + 9.00%), 10/22/25		162	$ 131,412
PMHC II, Inc., Term Loan, 4/23/29(11)		200	170,109

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28		118	$ 115,430
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27		288	282,286
			$ 699,237
Oil, Gas & Consumable Fuels — 1.9%
Centurion Pipeline Company, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 9/29/25		121	$ 119,426
Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 9/28/25		99	97,104
Freeport LNG Investments, LLLP, Term Loan, 7.743%, (3 mo. USD LIBOR + 3.50%), 12/21/28		172	164,029
Matador Bidco S.a.r.l., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 10/15/26		742	732,513
Oryx Midstream Services Permian Basin, LLC, Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28		196	194,052
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25		311	309,460
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.384%, (1 mo. USD LIBOR + 8.00%), 8/27/26		378	376,827
			$ 1,993,411
Personal Products — 0.5%
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/1/26		540	$ 518,835
			$ 518,835
Pharmaceuticals — 2.1%
Akorn, Inc., Term Loan, 11.243%, (3 mo. USD LIBOR + 7.50%), 10/1/25(3)		151	$ 76,174
Bausch Health Companies, Inc., Term Loan, 9.667%, (SOFR + 5.25%), 2/1/27		456	353,437
Jazz Financing Lux S.a.r.l., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/5/28		666	661,404
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27		544	414,362
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27		888	675,796
			$ 2,181,173
Professional Services — 2.5%
AlixPartners, LLP, Term Loan, 5.452%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	246	$ 253,288
Blitz 20-487 GmbH, Term Loan, 4.805%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	375	384,191
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Brown Group Holding, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 6/7/28		640	$ 629,444
CoreLogic, Inc., Term Loan, 7.938%, (1 mo. USD LIBOR + 3.50%), 6/2/28		499	417,484
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28		594	491,532
Trans Union, LLC, Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 12/1/28		418	414,544
			$ 2,590,483
Road & Rail — 2.5%
Grab Holdings, Inc., Term Loan, 8.89%, (1 mo. USD LIBOR + 4.50%), 1/29/26		1,128	$ 1,116,893
Uber Technologies, Inc., Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25		1,481	1,482,286
			$ 2,599,179
Semiconductors & Semiconductor Equipment — 1.1%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29(10)		323	$ 309,914
Term Loan - Second Lien, 10.512%, (SOFR + 5.60%), 2/1/30		125	107,187
Bright Bidco B.V., Term Loan, 12.094%, (SOFR + 8.00%), 10/31/27		184	161,314
Entegris, Inc., Term Loan, 7.524%, (SOFR + 3.00%), 7/6/29(10)		600	598,822
			$ 1,177,237
Software — 24.3%
AppLovin Corporation:
Term Loan, 9.50%, (USD Prime + 2.00%), 10/25/28		372	$ 354,509
Term Loan, 9.75%, (USD Prime + 2.25%), 8/15/25		640	617,900
Aptean, Inc., Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26		499	478,756
AQA Acquisition Holding, Inc., Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 3/3/28		419	400,833
Astra Acquisition Corp.:
Term Loan, 9.634%, (1 mo. USD LIBOR + 5.25%), 10/25/28		267	237,771
Term Loan - Second Lien, 13.259%, (1 mo. USD LIBOR + 8.88%), 10/25/29		425	382,408
Banff Merger Sub, Inc.:
Term Loan, 5.898%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	121	121,032
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25		1,474	1,413,914
Term Loan - Second Lien, 9.884%, (1 mo. USD LIBOR + 5.50%), 2/27/26		225	207,656

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29	575	$ 571,092
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25	1,547	1,341,489
Cloudera, Inc.:
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/8/28	695	660,447
Term Loan - Second Lien, 10.384%, (1 mo. USD LIBOR + 6.00%), 10/8/29	200	167,750
Constant Contact, Inc., Term Loan, 7.909%, (3 mo. USD LIBOR + 4.00%), 2/10/28	914	811,802
Cornerstone OnDemand, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/16/28	347	311,769
Delta TopCo, Inc., Term Loan - Second Lien, 11.654%, (3 mo. USD LIBOR + 7.25%), 12/1/28	1,000	796,250
E2open, LLC, Term Loan, 7.685%, (1 mo. USD LIBOR + 3.50%), 2/4/28	419	412,456
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27	588	565,452
Epicor Software Corporation:
Term Loan, 7/30/27(11)	500	481,875
Term Loan - Second Lien, 12.134%, (1 mo. USD LIBOR + 7.75%), 7/31/28	375	371,250
Finastra USA, Inc.:
Term Loan, 6.871%, (3 mo. USD LIBOR + 3.50%), 6/13/24	997	884,830
Term Loan - Second Lien, 10.621%, (3 mo. USD LIBOR + 7.25%), 6/13/25	500	375,972
Greeneden U.S. Holdings II, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/1/27	714	686,848
Hyland Software, Inc., Term Loan - Second Lien, 10.634%, (1 mo. USD LIBOR + 6.25%), 7/7/25	1,787	1,699,596
Imperva, Inc., Term Loan, 8.592%, (3 mo. USD LIBOR + 4.00%), 1/12/26	688	565,061
Ivanti Software, Inc., Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27	211	168,737
Magenta Buyer, LLC:
Term Loan, 9.17%, (3 mo. USD LIBOR + 4.75%), 7/27/28	1,027	884,611
Term Loan - Second Lien, 12.67%, (3 mo. USD LIBOR + 8.25%), 7/27/29	275	217,250
Marcel LUX IV S.a.r.l., Term Loan, 8.415%, (SOFR + 4.00%), 12/31/27	50	49,616
McAfee, LLC, Term Loan, 7.974%, (SOFR + 3.75%), 3/1/29	697	651,228
Mediaocean, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/15/28	149	136,221
Mitnick Corporate Purchaser, Inc., Term Loan, 8.944%, (SOFR + 4.75%), 5/2/29	125	117,128
Open Text Corporation, Term Loan, 11/16/29(11)	375	366,485
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Panther Commercial Holdings, L.P., Term Loan, 8.665%, (3 mo. USD LIBOR + 4.25%), 1/7/28		394	$ 356,540
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28		988	951,555
RealPage, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 4/24/28		1,679	1,600,688
Redstone Holdco 2 L.P., Term Loan, 9.108%, (3 mo. USD LIBOR + 4.75%), 4/27/28		691	483,529
SolarWinds Holdings, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 2/5/27		450	445,500
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27		1,331	1,287,820
SurveyMonkey, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 10/10/25		402	390,174
Ultimate Software Group, Inc. (The), Term Loan, 6.998%, (3 mo. USD LIBOR + 3.25%), 5/4/26		1,071	1,020,227
Veritas US, Inc.:
Term Loan, 6.952%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	147	112,699
Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25		549	392,457
Vision Solutions, Inc., Term Loan, 8.358%, (3 mo. USD LIBOR + 4.00%), 4/24/28		741	616,262
			$ 25,167,445
Specialty Retail — 4.8%
Boels Topholding B.V., Term Loan, 4.983%, (EURIBOR + 3.25%), 2/6/27(10)	EUR	275	$ 283,825
Great Outdoors Group, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/6/28		1,274	1,228,466
Harbor Freight Tools USA, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 10/19/27		987	944,361
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		748	742,481
LIDS Holdings, Inc., Term Loan, 10.106%, (SOFR + 5.50%), 12/14/26(10)		109	102,813
Mattress Firm, Inc., Term Loan, 8.44%, (3 mo. USD LIBOR + 4.25%), 9/25/28		790	676,069
PetSmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28		988	970,836
			$ 4,948,851
Trading Companies & Distributors — 4.5%
DXP Enterprises, Inc., Term Loan, 9.955%, (6 mo. USD LIBOR + 5.25%), 12/16/27		320	$ 307,017
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		1,474	1,422,198

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Hillman Group, Inc. (The):
Term Loan, 3.097%, (1 mo. USD LIBOR + 2.75%), 7/14/28(13)		38	$ 36,941
Term Loan, 7.139%, (1 mo. USD LIBOR + 2.75%), 7/14/28		157	152,453
Park River Holdings, Inc., Term Loan, 6.993%, (3 mo. USD LIBOR + 3.25%), 12/28/27		320	281,407
Patagonia Bidco Limited, Term Loan, 7.435%, (SONIA + 5.25%), 3/5/29	GBP	375	373,452
Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28		1,264	1,078,457
SRS Distribution, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 6/2/28		750	716,812
TricorBraun Holdings, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/3/28		345	330,185
			$ 4,698,922
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 8.58%, (SOFR + 4.00%), 12/17/27		499	$ 477,909
			$ 477,909
Total Senior Floating-Rate Loans (identified cost $143,817,500)			$133,016,458

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	102,872	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	2,169	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(14)	3,052,641	$ 3,052,641
Total Short-Term Investments (identified cost $3,052,641)		$ 3,052,641
Total Investments — 153.5% (identified cost $175,054,211)		$158,715,809
Less Unfunded Loan Commitments — (0.0)%(6)		$ (49,945)
Net Investments — 153.5% (identified cost $175,004,266)		$158,665,864
Other Assets, Less Liabilities — (17.1)%		$ (17,646,433)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (36.4)%		$ (37,617,347)
Net Assets Applicable to Common Shares — 100.0%		$103,402,084
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $17,120,268 or 16.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Restricted security (see Note 7).
(8)	Principal amount is less than $500.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	The stated interest rate represents the weighted average interest rate at December 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	This Senior Loan will settle after December 31, 2022, at which time the interest rate will be determined.
(12)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2022, the total value of unfunded loan commitments is $44,558. See Note 1F for description.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,224,544	EUR	3,122,552	Standard Chartered Bank	1/4/23	$ —	$ (117,989)
USD	287,800	EUR	285,788	Bank of America, N.A.	1/31/23	—	(18,670)
USD	287,533	EUR	285,788	Bank of America, N.A.	1/31/23	—	(18,938)
USD	459,734	EUR	457,261	Bank of America, N.A.	1/31/23	—	(30,619)
USD	288,130	EUR	285,788	Standard Chartered Bank	1/31/23	—	(18,340)
USD	287,520	EUR	285,788	State Street Bank and Trust Company	1/31/23	—	(18,950)
USD	460,386	EUR	457,261	State Street Bank and Trust Company	1/31/23	—	(29,966)
USD	460,093	EUR	457,261	State Street Bank and Trust Company	1/31/23	—	(30,259)
USD	459,688	EUR	457,261	State Street Bank and Trust Company	1/31/23	—	(30,664)
USD	499,152	EUR	495,827	State Street Bank and Trust Company	1/31/23	—	(32,557)
USD	24,946	GBP	21,003	Bank of America, N.A.	1/31/23	—	(463)
USD	398,234	GBP	343,209	State Street Bank and Trust Company	1/31/23	—	(16,983)
USD	524,167	GBP	451,742	State Street Bank and Trust Company	1/31/23	—	(22,353)
USD	3,339,314	EUR	3,122,552	Standard Chartered Bank	2/2/23	—	(9,646)
USD	394,607	EUR	368,722	Bank of America, N.A.	3/31/23	—	(2,446)
USD	394,680	EUR	368,722	State Street Bank and Trust Company	3/31/23	—	(2,373)
USD	407,889	EUR	381,032	State Street Bank and Trust Company	3/31/23	—	(2,420)
USD	407,720	EUR	381,032	State Street Bank and Trust Company	3/31/23	—	(2,589)
USD	838,183	EUR	784,852	State Street Bank and Trust Company	3/31/23	—	(6,972)
USD	862,166	EUR	807,428	State Street Bank and Trust Company	3/31/23	—	(7,300)
						$ —	$(420,497)

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Statement of Assets and Liabilities (Unaudited)

December 31, 2022
Assets
Unaffiliated investments, at value (identified cost $171,951,625)	$ 155,613,223
Affiliated investment, at value (identified cost $3,052,641)	3,052,641
Cash	2,065,164
Deposits for derivatives collateral — forward foreign currency exchange contracts	630,000
Foreign currency, at value (identified cost $635,007)	644,899
Interest and dividends receivable	1,273,818
Dividends receivable from affiliated investment	7,952
Receivable for investments sold	1,578,776
Prepaid upfront fees on notes payable	13,200
Prepaid expenses	31,116
Total assets	$164,910,789
Liabilities
Notes payable	$ 18,000,000
Payable for investments purchased	4,164,481
Payable for open forward foreign currency exchange contracts	420,497
Distributions payable	876,943
Payable to affiliates:
Investment adviser fee	95,791
Administration fee	33,377
Trustees' fees	3,190
Accrued expenses	297,079
Total liabilities	$ 23,891,358
Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 37,617,347
Net assets applicable to common shares	$103,402,084
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 175,389
Additional paid-in capital	139,381,950
Accumulated loss	(36,155,255)
Net assets applicable to common shares	$103,402,084
Common Shares Issued and Outstanding	17,538,858
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 5.90

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2022
Investment Income
Dividend income	$ 228,409
Dividend income from affiliated investment	32,850
Interest income	6,576,316
Total investment income	$ 6,837,575
Expenses
Investment adviser fee	$ 592,962
Administration fee	205,890
Trustees’ fees and expenses	7,167
Custodian fee	42,601
Transfer and dividend disbursing agent fees	10,042
Legal and accounting services	140,818
Printing and postage	67,279
Interest expense and fees	453,947
Preferred shares service fee	16,304
Miscellaneous	32,588
Total expenses	$ 1,569,598
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 1,858
Total expense reductions	$ 1,858
Net expenses	$ 1,567,740
Net investment income	$ 5,269,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,115,798)
Foreign currency transactions	18,245
Forward foreign currency exchange contracts	459,478
Net realized loss	$(2,638,075)
Change in unrealized appreciation (depreciation):
Investments	$ 974,121
Foreign currency	6,832
Forward foreign currency exchange contracts	(541,657)
Net change in unrealized appreciation (depreciation)	$ 439,296
Net realized and unrealized loss	$(2,198,779)
Distributions to preferred shareholders	$ (685,089)
Net increase in net assets from operations	$ 2,385,967

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Statements of Changes in Net Assets

	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,269,835	$ 6,978,641
Net realized gain (loss)	(2,638,075)	4,702,186
Net change in unrealized appreciation (depreciation)	439,296	(21,205,612)
Distributions to preferred shareholders	(685,089)	(113,201)
Net increase (decrease) in net assets from operations	$ 2,385,967	$ (9,637,986)
Distributions to common shareholders	$ (5,191,502)	$ (7,219,500)
Tax return of capital to common shareholders	$ —	$ (341,150)
Capital share transactions:
Reinvestment of distributions to common shareholders	$ —	$ 17,633
Cost of shares repurchased in tender offer (see Note 6)	—	(138,036,580)
Net decrease in net assets from capital share transactions	$ —	$(138,018,947)
Net decrease in net assets	$ (2,805,535)	$(155,217,583)
Net Assets Applicable to Common Shares
At beginning of period	$ 106,207,619	$ 261,425,202
At end of period	$103,402,084	$ 106,207,619

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Statement of Cash Flows (Unaudited)

Six Months Ended
December 31, 2022
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 2,385,967
Distributions to preferred shareholders	685,089
Net increase in net assets from operations excluding distributions to preferred shareholders	$ 3,071,056
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(21,181,940)
Investments sold and principal repayments	30,172,797
Increase in short-term investments, net	(553,049)
Net amortization/accretion of premium (discount)	(291,994)
Amortization of prepaid upfront fees on notes payable	37,904
Increase in interest and dividends receivable	(329,237)
Increase in dividends receivable from affiliated investment	(6,983)
Decrease in receivable for open forward foreign currency exchange contracts	177,623
Increase in prepaid expenses	(26,758)
Increase in payable for open forward foreign currency exchange contracts	364,034
Decrease in payable to affiliate for investment adviser fee	(5,153)
Decrease in payable to affiliate for administration fee	(1,706)
Increase in payable to affiliate for Trustees' fees	787
Increase in accrued expenses	56,110
Decrease in unfunded loan commitments	(265,249)
Net change in unrealized (appreciation) depreciation from investments	(974,121)
Net realized loss from investments	3,115,798
Net cash provided by operating activities	$ 13,359,919
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (4,314,559)
Cash distributions paid to preferred shareholders	(677,032)
Proceeds from notes payable	9,000,000
Repayments of notes payable	(17,000,000)
Net cash used in financing activities	$(12,991,591)
Net increase in cash and restricted cash*	$ 368,328
Cash at beginning of period (including foreign currency)	$ 2,971,735
Cash and restricted cash at end of period (including foreign currency)	$ 3,340,063
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 392,863
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $7,464.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

December 31, 2022
Cash	$ 2,065,164
Deposits for derivatives collateral — forward foreign currency exchange contracts	630,000
Foreign currency	644,899
Total cash and restricted cash as shown on the Statement of Cash Flows	$3,340,063

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period (Common shares)	$ 6.060	$ 6.900	$ 6.200	$ 7.050	$ 7.180	$ 7.150
Income (Loss) From Operations
Net investment income(1)	$ 0.300	$ 0.361	$ 0.406	$ 0.394	$ 0.410	$ 0.385
Net realized and unrealized gain (loss)	(0.125)	(0.873)	0.702	(0.817)	(0.172)	0.038
Distributions to preferred shareholders: From net investment income(1)	(0.039)	(0.006)	(0.001)	(0.017)	(0.031)	(0.028)
Discount on redemption and repurchase of auction preferred shares(1)	—	—	—	—	0.051	—
Total income (loss) from operations	$ 0.136	$(0.518)	$ 1.107	$(0.440)	$ 0.258	$ 0.395
Less Distributions to Common Shareholders
From net investment income	$ (0.296)	$ (0.375)	$ (0.407)	$ (0.410)	$ (0.388)	$ (0.365)
Tax return of capital	—	(0.019)	—	—	—	—
Total distributions to common shareholders	$(0.296)	$(0.394)	$(0.407)	$(0.410)	$(0.388)	$(0.365)
Discount on tender offer (see Note 6)(1)	$ —	$ 0.072	$ —	$ —	$ —	$ —
Net asset value — End of period (Common shares)	$ 5.900	$ 6.060	$ 6.900	$ 6.200	$ 7.050	$ 7.180
Market value — End of period (Common shares)	$ 5.270	$ 5.460	$ 6.800	$ 5.330	$ 6.230	$ 6.380
Total Investment Return on Net Asset Value(2)	2.57% (3)	(6.68)% (4)	18.65%	(5.64)%	4.46% (5)	6.12%
Total Investment Return on Market Value(2)	1.86% (3)	(14.68)%	36.01%	(8.20)%	3.88%	1.39%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30,
			2022	2021	2020	2019	2018
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$103,402	$106,208	$261,425	$234,657	$266,926	$272,016
Ratios (as a percentage of average daily net assets applicable to common shares):(6)†
Expenses excluding interest and fees	2.07% (7)(8)	1.91%	1.96%	1.73%	1.73%	1.82%
Interest and fee expense(9)	0.85% (8)	0.47%	0.57%	1.19%	1.40%	0.83%
Total expenses	2.92% (7)(8)	2.38%	2.53%	2.92%	3.13%	2.65%
Net investment income	9.82% (8)	5.31%	6.08%	5.93%	5.74%	5.36%
Portfolio Turnover	15% (3)	43%	40%	57%	26%	34%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 18,000	$ 26,000	$103,000	$ 95,000	$103,000	$ 93,000
Asset coverage per $1,000 of notes payable(10)	$ 8,834	$ 6,531	$ 3,903	$ 3,866	$ 3,957	$ 4,587
Total preferred shares outstanding	1,504	1,504	1,504	1,504	1,504	2,464
Asset coverage per preferred share(11)	$ 71,502	$ 66,752	$ 71,484	$ 69,242	$ 72,464	$ 68,989
Involuntary liquidation preference per preferred share(12)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(12)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	Not annualized.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 99% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been (7.90)%.
(5)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.71%.
(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended December 31, 2022).
(8)	Annualized.
(9)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments (see Note 9).
(10)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share.
(12)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30,
			2022	2021	2020	2019	2018
Expenses excluding interest and fees	1.36%	1.28%	1.25%	1.11%	1.12%	1.17%
Interest and fee expense	0.55%	0.32%	0.36%	0.76%	0.91%	0.54%
Total expenses	1.91%	1.60%	1.61%	1.87%	2.03%	1.71%
Net investment income	6.40%	3.57%	3.87%	3.81%	3.73%	3.46%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2022, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2022, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to December 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on July 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

The number of APS issued and outstanding as of December 31, 2022 are as follows:
APS Issued and Outstanding
Series A	752
Series B	752
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2022, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at December 31, 2022	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	5.42%	$341,109	3.60%	1.93-5.42
Series B	5.42	343,980	3.63	1.96-5.42
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2022.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At June 30, 2022, the Trust, for federal income tax purposes, had deferred capital losses of $17,363,755 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2022, $1,282,817 are short-term and $16,080,938 are long-term.

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 174,966,883
Gross unrealized appreciation	$ 650,156
Gross unrealized depreciation	(17,371,672)
Net unrealized depreciation	$ (16,721,516)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.72% of the Trust’s average weekly gross assets and is payable monthly. The annual investment adviser fee rate shall be reduced to the following as of the stated date: May 1, 2023: 0.71%, May 1, 2024: 0.70%, May 1, 2025: 0.69% and May 1, 2026: 0.55%. Gross assets as referred to herein are calculated by deducting accrued liabilities of the Trust except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. For the six months ended December 31, 2022, the Trust’s investment adviser fee amounted to $592,962.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended December 31, 2022, the investment adviser fee paid was reduced by $1,858 relating to the Trust’s investment in the Liquidity Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2022, the administration fee amounted to $205,890.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $23,854,206 and $29,167,859, respectively, for the six months ended December 31, 2022.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2022. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended June 30, 2022 were 2,542.
As announced on May 12, 2021, the Trust’s Board of Trustees authorized an initial conditional cash tender offer (the “Initial Tender Offer”) by the Trust for up to 60% of its outstanding common shares at a price per share equal to 99% of the Trust’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. On June 29, 2021, the Trust commenced a cash tender offer for up to 22,719,965 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on July 30, 2021. The number of shares properly tendered was 20,330,291.438. The purchase price of the properly tendered shares was equal to $6.7897 per share for an aggregate purchase price of $138,036,580.
In addition to the Initial Tender Offer, the Trust announced on May 12, 2021 that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires. The condition to trigger a tender offer by the Trust in the fourth quarter of 2022 was not met.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2022 and the year ended June 30, 2022.
Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2022 and the year ended June 30, 2022, there were no shares sold by the Trust pursuant to its shelf offering.
7  Restricted Securities
At December 31, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$ 15,070	$ 0
Total Common Stocks			$15,070	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	5	$ 5,000	$ 0
Total Convertible Preferred Stocks			$ 5,000	$0
Total Restricted Securities			$20,070	$0
8  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2022 is included in the Portfolio of Investments. At December 31, 2022, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $420,497. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $630,000 at December 31, 2022.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract.  To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Forward foreign currency exchange contracts	$ —	$(420,497)
(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust's derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Trust for such liabilities as of December 31, 2022.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$ (71,136)	$ —	$ —	$ 71,136	$ —
Standard Chartered Bank	(145,975)	—	—	145,975	—
State Street Bank and Trust Company	(203,386)	—	—	203,386	—
	$(420,497)	$ —	$ —	$420,497	$ —
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$459,478	$(541,657)
(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2022, which is indicative of the volume of this derivative type, was approximately $16,160,000.
9  Revolving Credit and Security Agreement
The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $50 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 6, 2023, the Trust also pays a program fee of 0.90% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended December 31, 2022 totaled $127,805 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement on March 7, 2022, the Trust paid upfront fees of $75,000, which is being amortized to interest expense over a period of one year through March 6, 2023. The unamortized balance at December 31, 2022 is approximately $13,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At December 31, 2022, the Trust had borrowings outstanding under the Agreement of $18,000,000 at an annual interest rate of 4.48%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2022 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at December 31, 2022. For the six months ended December 31, 2022, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $19,239,130 and 2.96%, respectively.
10  Investments in Affiliated Funds
At December 31, 2022, the value of the Trust's investment in funds that may be deemed to be affiliated was $3,052,641, which represents 3.0% of the Trust's net assets applicable to common shares. Transactions in such funds by the Trust for the six months ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,499,592	$38,545,439	$(37,992,390)	$ —	$ —	$3,052,641	$32,850	3,052,641
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 11,289,864	$ —	$ 11,289,864
Closed-End Funds	3,137,341	—	—	3,137,341
Common Stocks	305,387	372,181	335,307	1,012,875
Convertible Preferred Stocks	—	21	0	21

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ 7,206,609	$ —	$ 7,206,609
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	132,692,445	274,068	132,966,513
Warrants	—	0	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	3,052,641	—	—	3,052,641
Total Investments	$6,495,369	$ 151,561,120	$609,375	$ 158,665,864
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (420,497)	$ —	$ (420,497)
Total	$ —	$ (420,497)	$ —	$ (420,497)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2022 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Trust may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Trust's performance, or the performance of the securities in which the Trust invests.

Eaton Vance
Senior Income Trust
December 31, 2022
Notes to Financial Statements (Unaudited) — continued

13  Additional Information
On August 27, 2020, Saba Capital Master Fund, Ltd., a hedge fund (“Saba”), filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust's adviser, and the Board, following the implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in "Control Share Acquisitions". With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba's claims. Discovery is complete. On January 23, 2023, the court granted in part and denied in part motions for summary judgment filed by both the Board and Saba; the court denied the Board's motion as to the breach of contract claim, granted the Board's motion as to the claims for breach of fiduciary duty against the independent trustees, and granted Saba's motion as to the Control Share Amendment. While management of the Trust is unable to predict the outcome of this matter, it does not believe the outcome would result in the payment of any monetary damages by the Trust.

Eaton Vance
Senior Income Trust
December 31, 2022
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 13, 2022. The following actions were taken by the shareholders.
Proposal 1a: The election of George J. Gorman and Marcus L. Smith as Class III Trustees of the Trust for a three-year term expiring in 2025.
The following votes were cast by the Trust’s common and APS shareholders, voting together as a single class:
	Number of Shares
Nominees for Trustee	For	Withheld
George J. Gorman	13,150,724	290,328
Marcus L. Smith	13,150,821	290,231
Proposal 1b: The election of Nancy A. Wiser as a Class III Trustee of the Trust for a three-year term expiring in 2025.
The following votes were cast by the Trust’s APS shareholders, voting separately as a single class:
	Number of Shares
Nominiees for Trustee	For	Withheld
Nancy A. Wiser	1,226	57

Eaton Vance
Senior Income Trust
December 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Nicholas Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser(2)

*	Interested Trustee
(1)	Mr. Bowser began serving as a Trustee effective January 4, 2023.
(2)	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7700    12.31.22

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 27, 2023